Loans - Summary of Impaired Loans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired [Line Items]
Recorded Investment, With an allowance recorded	$ 51,839	$ 142,656
Unpaid Principal Balance, With an allowance recorded	270,196	361,211
Allocated Related Allowance, With an allowance recorded	51,839	142,656
Average Recorded Investment, With an allowance recorded	97,248	193,790
Interest Income Recognized, With an allowance recorded	0	0
Total impaired loans, Recorded Investment	51,839	142,656
Total impaired loans, Unpaid Principal Balance	270,196	361,211
Total impaired loans, Allocated Related Allowance	51,839	142,656
Total impaired loans, Average Recorded Investment	97,248	193,790
Total impaired loans, Interest Income Recognized	0	0
Professional | Dental
Financing Receivable, Impaired [Line Items]
Recorded Investment, With an allowance recorded	51,664	79,500
Unpaid Principal Balance, With an allowance recorded	141,837	157,441
Allocated Related Allowance, With an allowance recorded	51,664	79,500
Average Recorded Investment, With an allowance recorded	65,582	93,418
Interest Income Recognized, With an allowance recorded	0	0
Professional | Other
Financing Receivable, Impaired [Line Items]
Recorded Investment, With an allowance recorded	175	63,156
Unpaid Principal Balance, With an allowance recorded	128,359	203,770
Allocated Related Allowance, With an allowance recorded	175	63,156
Average Recorded Investment, With an allowance recorded	31,666	100,372
Interest Income Recognized, With an allowance recorded	$ 0	$ 0